Matthews Asian Funds

FIRST QUARTER REPORT

NOVEMBER 30, 2003

Pacific Tiger Fund

Asian Growth and Income Fund

Korea Fund China Fund Japan Fund Asian Technology Fund Asia Pacific Fund

Matthews Asian Funds

www.matthewsfunds.com

CONTENTS

Message to Shareholders
Redemption Fee Policy and Risk Disclosure
Matthews Pacific Tiger Fund
Matthews Asian Growth and Income Fund
Matthews Korea Fund
Matthews China Fund
Matthews Japan Fund
Matthews Asian Technology Fund
Matthews Asia Pacific Fund

MESSAGE TO SHAREHOLDERS	NOVEMBER 30, 2003

Dear Shareholder,

This report is the first of what will be regular quarterly reports to all shareholders of the Matthews Asian Funds (“the Funds”). In the past, shareholders have received annual and semiannual reports—in addition to more-frequent updates at www.matthewsfunds.com. Beginning with this report, you will now receive a report of your funds on a quarterly basis.

In this report you will find the full portfolio of each of the Funds, along with a brief commentary from the investment manager(s) and key fund data. You will continue to find monthly portfolio updates—including top ten holdings—on the website; going forward, however, full portfolio holdings will only be published quarterly in the Funds’ shareholder reports. We believe that this disclosure method is the most appropriate way to provide shareholders with fund holdings on a regular basis.

The Funds’ fiscal year ends August 31; this report covers the first quarter of Fiscal Year 2004: from September 1 to November 30, 2003. This quarter was generally a very positive period for Asian financial markets, including Japan. With the exception of the Matthews Asia Pacific Fund, which was launched October 31, 2003, all of the Funds provided positive returns for the quarter. As always, we caution you that Asian markets have a history of extreme volatility, and any investment in these markets should be considered for the long term.

During the quarter, investors in Asia were encouraged by signs of further improvement in what have historically been Asia’s primary export markets, particularly the United States. The recent period has also benefited from a sense that the major economies of Asia all are enjoying some level of economic growth—which has not been the case for many years. In particular, the continued growth of the emerging economy of China is starting to have a positive impact on almost all of its neighbors, and trade with China has become an increasingly important contributor to the region’s economic health.

As always, we caution you that Asian markets have a history of extreme volatility, and any investment in these markets should be considered for the long term.

MATTHEWS ASIAN FUNDS

MESSAGE TO SHAREHOLDERS                                    NOVEMBER 30, 2003

During this reporting period, the Matthews Asian Growth and Income Fund became the first of the Matthews Asian Funds to close to all but existing investors. The Fund has seen considerable growth and at the end of November 2003 exceeded $800 million in assets. After consultation with the Funds’ advisor, it was determined by the Board of Trustees of the Funds that it was appropriate to limit asset growth for the foreseeable future to preserve the portfolio manager’s ability to effectively manage the Fund.

This quarter also saw the launch of the Matthews Asia Pacific Fund. Because it spans all Asian markets—from Japan to Australia—it is the most diversified of the Funds. As the region becomes increasingly integrated economically, and following a long period of relative underperformance from Japanese financial markets, a truly regional approach may be appropriate for some investors.

The markets of greater China have attracted considerable interest during the quarter as China’s economy continues to demonstrate growth rates that are significantly higher than elsewhere in the world. Chinese companies listed on exchanges outside of China (and therefore available to inter-national investors) have been in particular demand, leading to many new issues being significantly oversubscribed. Following such a period of unusually strong performance, it would not be surprising if these markets were to see periods of significant correction at any time. We would suggest that investors review their tolerance for volatility when considering their overall allocation to Asia in general—and China in particular. Over the long term, we believe that China’s recent economic achievements are sustainable, but we are well aware of the many challenges still to be faced.

The Matthews Asian Funds are now in their tenth year of operations. In our role as Advisor to the Funds, we have always worked hard to deliver superior performance and professional

The continued growth of the emerging economy of China is starting to have a positive impact on almost all of its neighbors, and trade with China has become an increasingly important contributor to the region’s economic health.

800-789-ASIA [2742]           www.matthewsfunds.com

MESSAGE TO SHAREHOLDERS                                    NOVEMBER 30, 2003

integrity. When they were launched in September 1994, the Matthews Asian Funds instituted a 1.00% redemption fee for sales that occurred within 90 days of purchase to discourage frequent trading. That fee was doubled in the first half of 1998 to 2.00% — the maximum currently allowed by the SEC, and all proceeds of the redemption fee are retained by the Funds. In addition, the majority of the Funds’ Board of Trustees is independent, and the Chairman of the Board has been an independent Trustee since 1998.

The mutual fund industry today is embroiled in a number of issues, and we do not know what effect these issues will have on the industry as a whole. But we can assure you that we will continue to strive to maintain the highest standards of professional conduct in managing your investments.

We hope that you enjoy this new shareholder report and, as always, thank you for your continued support.

/

G. Paul Matthews
Chairman and Chief Investment Officer
Matthews International Capital Management, LLC

Mark W. Headley
President and Portfolio Manager
Matthews International Capital Management, LLC

We would suggest that investors review their tolerance for volatility when considering their overall allocation to Asia in general and China in particular.

MESSAGE TO SHAREHOLDERS                                   NOVEMBER 30, 2003

REDEMPTION FEE POLICY

The Funds will assess a redemption fee of 2.00% of the total redemption proceeds if you sell your shares within 90 days after purchasing them. The redemption fee is paid directly to the Funds and is designed to offset transaction costs associated with short-term trading of Fund shares. For more information about this policy, please see the Funds’ prospectus.

RISK DISCLOSURE

Past performance is not indicative of future results. Share prices and returns will fluctuate and when redeemed, shares may be worth more or less than their original investment.

This report is authorized for distribution only if preceded or accompanied by a current Matthews Asian Funds prospectus. Additional copies of the prospectus may be obtained by calling 800-789-ASIA [2742] or downloading it from the Funds’ website at www.matthewsfunds.com. Please read the prospectus carefully before you invest or send money, as it explains the risks, fees and expenses of investing in the Funds.

Investing in international markets may involve additional risks, such as social and political instability, market illiquidity, exchange-rate fluctuations, a high level of volatility and limited regulation. Single-country and sector funds may be subject to a higher degree of market risk than diversified funds because of concentration in a specific industry, sector or geographic location.

The Matthews Asian Funds are distributed by PFPC Distributors, Inc., 760 Moore Road, King of Prussia, PA 19406.

MATTHEWS PACIFIC TIGER FUND                              NOVEMBER 30, 2003

CO-PORTFOLIO MANAGERS	SYMBOL: MAPTX

G. Paul Matthews Mark W. Headley The Matthews Pacific Tiger Fund is an all-capitalization, core equity fund focusing on the broad range of equity markets in Asia ex-Japan.

PORTFOLIO MANAGER COMMENTS

The Matthews Pacific Tiger Fund performed well during the three months ended November 30, 2003. The Fund gained 11.43%, versus 7.33% for its benchmark, the MSCI All Country Far East Free ex-Japan Index.

The last months of 2003 saw a continuation of the powerful rally that began in the dark days of last spring, when SARS, high oil prices and North Korea’s nuclear ambitions had battered Asian markets. The question that investors must face looking forward is whether the markets have simply gone too far, too fast. There is no easy answer, but it is clear to us that strong earnings growth will be required to sustain many of the better-performing companies in the portfolio.

During the quarter, the Matthews Pacific Tiger Fund saw strong returns in all of its primary markets. Consumer-oriented companies and financials led the gains. Companies based in Hong Kong were very strong contributors. The emphasis we have placed on Hong Kong during 2003 has been well-rewarded, and we continue to see this market as offering one of the best combinations of well-managed companies, recovering earnings and regional integration. We continue to have considerable exposure to Singaporean stocks, both as strong regional players and for the exposure to Singapore’s recovering economy that has suffered badly in recent years. We are somewhat more wary of the strong run-ups seen in markets such as Indonesia and China.

As has been the case for a number of years, financials, consumer/retail and technology/telecoms dominate the portfolio. We continue to find good opportunities in all three sectors, with financials well positioned to benefit from a potential recovery in consumer borrowing. Barring the kind of disasters that have been all too commonplace around the world in recent years, we believe that the overall earnings outlook is quite strong across all three of these industries for 2004.

MATTHEWS PACIFIC TIGER FUND                            NOVEMBER 30, 2003

FUND PERFORMANCE*	Inception: 9/12/94

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2003

	3 MTHS	1 YR	3 YRS	5 YRS	SINCE INCEPTION
Matthews Pacific Tiger Fund	11.43%	45.12%	14.45%	18.10%	4.37%
MSCI All Country Far East Free ex-Japan Index(1)	7.33%	28.29%	6.91%	4.93%	-3.62%
Lipper Pacific ex-Japan Funds Average(2)	8.32%	29.60%	7.94%	8.89%	-1.07%†

MATTHEWS PACIFIC TIGER FUND AVERAGE ANNUAL RETURNS AS OF:

	1 YR	3 YRS	5 YRS	SINCE INCEPTION
September 30, 2003	49.16%	5.31%	22.44%	3.51%
December 31, 2003	60.15%	17.36%	17.59%	4.96%

*Assumes reinvestment of all dividends. Past performance is not indicative of future results.

† From 8/31/94

OPERATING EXPENSES(3)

For quarter ended 11/30/03**	1.60%
For Fiscal Year 2003 (ended 8/31/03)***	1.75%

PORTFOLIO TURNOVER(4)

For quarter ended 11/30/03, annualized**	0.00%
For Fiscal Year 2003 (ended 8/31/03)***	28.24%

**Unaudited

***Audited

COUNTRY ALLOCATION

China/Hong Kong	38%
South Korea	23%
Singapore	15%
Thailand	9%
India(1)	5%
Taiwan	4%
Indonesia	4%
Philippines	< 1%
Cash	2%

SECTOR ALLOCATION

Financials	28%
Consumer Discretionary	19%
Consumer Staples	16%
Information Technology	16%
Telecommunication Services	12%
Health Care	4%
Industrial	2%
Utilities	1%
Cash	2%

MARKET CAP EXPOSURE

Large cap (over $5 billion)	22%
Mid cap ($1-$5 billion)	53%
Small cap (under $1 billion)	23%
Cash	2%

NAV	ASSETS	REDEMPTION FEE	12b-1 FEES
$12.48	$385.0 million	2.00% within 90 days	None

All data is as of November 30, 2003, unless otherwise noted.

(1)     The MSCI All Country Far East Free ex-Japan Index is an unmanaged capitalization-weighted index of the stock markets of Hong Kong, Taiwan, Singapore, Korea, Indonesia, Malaysia, Philippines, Thailand and China that excludes securities not available to foreign investors. As of November 30, 2003, 4.46% of the assets in the Matthews Pacific Tiger Fund were invested in India, which is not included in the MSCI All Country Far East Free ex-Japan Index.

(2)     As of 11/30/03, the Lipper Pacific ex-Japan Funds Average consisted of 59 funds for the three-month and one-year periods, 52 funds for the three-year period, 42 funds for the five-year period, and 16 funds since 8/31/94. Lipper, Inc. fund performance does not reflect sales charges and is based on total return, including reinvestment of dividends and capital gains for the stated periods.

(3)  Includes management fee, shareholder services fees and other expenses. Matthews Asian Funds do not charge 12b-1 fees.

(4)     The lesser of fiscal year-to-date purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

MATTHEWS PACIFIC TIGER FUND                              NOVEMBER 30, 2003

SCHEDULE OF INVESTMENTS (Unaudited)

EQUITIES: 97.73%*

	SHARES	VALUE
CHINA/HONG KONG: 38.31%
Asia Satellite Telecommunications Holdings, Ltd.	2,085,600	$3,611,924
BYD Co., Ltd. H Shares	533,000	1,506,423
China Insurance International Holdings Co., Ltd.	8,014,000	4,514,531
China Merchants Holdings International Co., Ltd.	3,496,000	4,456,479
China Mobile HK, Ltd.	1,552,717	4,498,421
China Mobile HK, Ltd. ADR	165,850	2,423,068
China Pharmaceutical Group, Ltd.	22,035,000	7,164,068
Dah Sing Financial Group	1,948,200	14,424,031
Giordano International, Ltd.	28,749,000	12,771,065
Hang Lung Group, Ltd.	6,015,000	7,280,291
Huaneng Power International, Inc. ADR	100,200	5,821,620
Legend Group, Ltd.	18,124,000	7,817,792
Moulin International Holdings, Ltd.	11,174,000	8,776,549
PCCW, Ltd. **	15,066,000	10,087,571
PICC Property and Casualty Co., Ltd. H Shares **	10,624,000	3,659,293
Sa Sa International Holdings, Ltd.	11,172,000	2,517,412
Shangri-La Asia, Ltd.	8,232,000	7,366,742
Swire Pacific, Ltd. A Shares	2,246,000	13,303,100
Television Broadcasts, Ltd.	1,623,700	8,153,718
Travelsky Technology, Ltd. H Shares	6,693,000	7,239,114
Tsingtao Brewery Co., Ltd. H Shares	5,625,000	6,301,255
Vitasoy International Holdings, Ltd.	14,844,750	3,803,744

Total China/Hong Kong		147,498,211

INDIA: 4.46%
Cipla, Ltd.	152,975	4,015,218
Hero Honda Motors, Ltd.	916,500	7,500,001
Infosys Technologies, Ltd.	52,560	5,655,052

Total India		17,170,271

INDONESIA: 3.70%

PT Astra International **	9,411,230	$4,951,823
PT Bank Central Asia	8,660,000	3,360,141
PT Ramayana Lestari Sentosa	12,891,000	5,949,109

Total Indonesia		14,261,073

PHILIPPINES: 0.21%

SM Prime Holdings	7,030,000	820,009

SINGAPORE: 15.26%

DBS Group Holdings, Ltd.	1,432,750	11,635,401
Fraser & Neave, Ltd.	1,812,550	12,091,237
Great Eastern Holdings, Ltd.	1,396,500	9,153,818
Hyflux, Ltd.	7,011,300	7,808,771
Parkway Holdings, Ltd.	7,086,000	3,843,223
Venture Corp., Ltd.	1,297,800	14,228,282

Total Singapore		58,760,732

SOUTH KOREA: 23.07%

Amorepacific Corp.	69,150	9,722,017
Hana Bank	715,587	13,215,783
Hite Brewery Co., Ltd.	144,777	10,177,327
Internet Auction Co., Ltd. **	137,198	7,898,258
Kookmin Bank	141,970	5,019,529
Kookmin Bank ADR	62,000	2,201,000
KT Corp. ADR	66,000	1,270,500
Nong Shim Co., Ltd.	45,668	8,510,155
Pulmuone Co., Ltd.	140,510	6,920,005
Samsung Electronics Co., Ltd.	25,653	9,923,585
Samsung Securities Co., Ltd.	303,530	6,540,017
SK Telecom Co., Ltd.	25,305	4,083,998
SK Telecom Co., Ltd. ADR	187,500	3,346,875

Total South Korea		88,829,049

TAIWAN: 4.16%

Hon Hai Precision Industry Co., Ltd.	3,124,300	12,076,354
Taiwan Semiconductor Manufacturing Co., Ltd. **	2,123,189	3,947,949

Total Taiwan		16,024,303

MATTHEWS PACIFIC TIGER FUND                             NOVEMBER 30, 2003

	SHARES	VALUE
THAILAND: 8.56%
Advanced Info Service Public Co., Ltd.	9,457,900	$15,397,962
Bangkok Bank Public Co., Ltd. **	5,933,800	13,078,886
Serm Suk Public Co., Ltd.	5,577,000	4,435,061

Total Thailand		32,911,909

TOTAL INVESTMENTS: 97.73% (Cost $302,296,586***)		$376,275,557

CASH AND OTHER ASSETS, LESS LIABILITIES: 2.27%		8,743,745

NET ASSETS: 100.00%		$385,019,302

*                                         As a percentage of net assets as of November 30, 2003

**                                  Non-income producing security.

***                           Cost of investments is $302,296,586 and net unrealized appreciation consists of:

Gross unrealized appreciation	$77,060,682
Gross unrealized depreciation	(3,081,711)
Net unrealized appreciation	$73,978,971

ADR                     American Depositary Receipt

MATTHEWS ASIAN GROWTH AND INCOME FUND NOVEMBER 30, 2003

PORTFOLIO MANAGER	SYMBOL: MACSX

G. Paul Matthews

The Matthews Asian Growth and Income Fund seeks long-term capital appreciation and some current income through investments in higher-yielding equities, convertible bonds, and preferred shares of Asia-based companies.

PORTFOLIO MANAGER COMMENTS

The three-month period ended November 30, 2003, was a positive period for the Matthews Asian Growth and Income Fund, which gained 9.17%. During that same period, its bench-mark, the MSCI All Country Far East Free ex-Japan Index, gained 7.33%.

Although the Fund’s quarterly return was higher than its benchmark, over calendar year 2003 the Fund returned less than its benchmark. This pattern of returns is due to the Fund’s strategy of investing in a combination of dividend-paying stocks and convertible securities. This investment strategy has worked well for the Fund over the past several years, but the Fund is likely to underperform in periods when equity markets are rising sharply. During periods of equity-market downturns, the Fund has generally declined less than the regional indices but, of course, there is no guarantee that this will be the case in future market declines. The Fund is broadly diversified across a wide range of countries and individual securities in Asia.

During the quarter, the Fund was closed to new investors. This closing was due to the rapid increase in the Fund’s total assets during the year and the Fund Board’s belief that it was in the best interests of all shareholders to limit the Fund’s growth in assets so as to preserve the Advisor’s ability to maintain its investment strategies.

The Fund is currently invested in approximately 85 individual securities across nine countries and is weighted roughly 65% in dividend-paying equities, 26% in convertible bonds, 6% in preferred equities and the remainder in cash.

MATTHEWS ASIAN GROWTH AND INCOME FUND
                                                                                                NOVEMBER 30, 2003

FUND PERFORMANCE*	Inception: 9/12/94

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2003

	3 MTHS	1 YR	3 YRS	5 YRS	SINCE INCEPTION
Matthews Asian Growth and Income Fund	9.17%	28.02%	19.11%	20.63%	9.75%
MSCI All Country Far East Free ex-Japan Index(1)	7.33%	28.29%	6.91%	4.93%	-3.62%
Lipper Pacific ex-Japan Funds Average(2)	8.32%	29.60%	7.94%	8.89%	-1.07%†

MATTHEWS ASIAN GROWTH AND INCOME FUND AVERAGE ANNUAL RETURNS AS OF:

	1 YR	3 YRS	5 YRS	SINCE INCEPTION
September 30, 2003	25.87%	15.90%	22.30%	9.33%
December 31, 2003	38.62%	19.98%	21.68%	10.34%

* Assumes reinvestment of all dividends. Past performance is not indicative of future results.

† From 8/31/94

OPERATING EXPENSES(3)

For quarter ended 11/30/03**	1.56%
For Fiscal Year 2003 (ended 8/31/03)***	1.69%

PORTFOLIO TURNOVER(4)

For quarter ended 11/30/03, annualized**	8.57%
For Fiscal Year 2003 (ended 8/31/03)***	13.33%

**Unaudited

***Audited

COUNTRY ALLOCATION

China/Hong Kong	42%
South Korea	18%
Singapore	13%
Taiwan	8%
Thailand	6%
Japan(1)	3%
United Kingdom(1)	3%
Indonesia	3%
India(1)	1%
Cash	3%

SECTOR ALLOCATION

Financials	34%
Telecommunication Services	20%
Consumer Discretionary	15%
Energy	8%
Utilities	6%
Industrials	6%
Consumer Staples	4%
Information Technology	2%
Health Care	2%
Cash	3%

BREAKDOWN BY SECURITY TYPE

Equities	71%
International Dollar Bonds	26%
Cash	3%

MARKET CAP EXPOSURE (EQUITIES ONLY)

Large cap (over $5 billion)	44%
Mid cap ($1-$5 billion)	34%
Small cap (under $1 billion)	22%

NAV	ASSETS	REDEMPTION FEE	12b-1 FEES
$13.33	$816.3 million	2.00% within 90 days	None

All data is as of November 30, 2003, unless otherwise noted.

(1)     The MSCI All Country Far East Free ex-Japan Index is an unmanaged capitalization-weighted index of the stock markets of Hong Kong, Taiwan, Singapore, Korea, Indonesia, Malaysia, Philippines, Thailand and China that excludes securities not available to foreign investors. As of November 30, 2003, 1.12% of the assets in the Matthews Asian Growth and Income Fund were invested in India, 3.46% of the Funds’s assets were invested in Japan and 2.86% of the Fund’s assets were invested in the United Kingdom, which are not included in the MSCI All Country Far East Free ex-Japan Index.

(2)     As of 11/30/03, the Lipper Pacific ex-Japan Funds Average consisted of 59 funds for the three-month and one-year periods, 52 funds for the three-year period, 42 funds for the five-year period, and 16 funds since 8/31/94. Lipper, Inc. fund performance does not reflect sales charges and is based on total return, including reinvestment of dividends and capital gains for the stated periods.

(3)     Includes management fee, shareholder services fees and other expenses. Matthews Asian Funds do not charge 12b-1 fees.

(4)     The lesser of fiscal year-to-date purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

MATTHEWS ASIAN GROWTH AND INCOME FUND
                                                                                                NOVEMBER 30, 2003

SCHEDULE OF INVESTMENTS (Unaudited)

EQUITIES: 70.74%*

	SHARES	VALUE

CHINA/HONG KONG: 30.47%

Bank of East Asia, Ltd.	2,084,000	$6,547,459
BOC Hong Kong Holdings, Ltd.	1,937,000	3,603,983
Café De Coral Holdings, Ltd.	14,033,100	12,196,709
Cheung Kong Infrastructure Holdings, Ltd.	4,475,500	10,113,558
China Hong Kong Photo Products Holdings, Ltd.	14,998,003	984,893
CLP Holdings, Ltd.	3,878,700	18,828,374
Giordano International, Ltd.	24,585,000	10,921,306
Hang Lung Group, Ltd.	5,693,000	6,890,557
Hang Seng Bank, Ltd.	975,300	12,526,692
Hengan International Group Co., Ltd.	14,314,000	6,865,506
Hong Kong & China Gas Co., Ltd.	12,362,000	18,543,852
Hongkong Electric Holdings, Ltd.	4,423,500	17,713,798
Hongkong Land Holdings, Ltd.	9,714,700	15,252,079
Huadian Power International Co., Ltd. H Shares	13,408,000	4,618,203
Lerado Group Holding Co., Ltd.	6,396,000	1,251,807
MTR Corp., Ltd.	7,060,000	9,454,168
PCCW, Ltd. **	14,958,000	10,015,258
PetroChina Co., Ltd. ADR	202,250	7,499,430
PetroChina Co., Ltd. H Shares	27,016,000	10,001,020
PICC Property and Casualty Co., Ltd. H Shares **	12,122,000	4,175,258
Shangri-La Asia, Ltd.	14,595,400	13,061,290
Sun Hung Kai Properties, Ltd.	1,760,000	14,163,741
Television Broadcasts, Ltd.	3,367,000	16,908,030
Vitasoy International Holdings, Ltd.	26,825,000	6,873,502
Wharf Holdings, Ltd.	3,894,000	9,727,090

Total China/Hong Kong		248,737,563

INDIA:1.12%

Hero Honda Motors, Ltd.	1,119,500	$9,161,213

INDONESIA: 2.46%

PT Indonesian Satellite Corp. ADR	171,000	2,274,300
PT Ramayana Lestari Sentosa	2,936,000	1,354,944
PT Telekomunikasi Indonesia	880,000	636,332
PT Telekomunikasi Indonesia ADR	677,500	9,837,300
PT Tempo Scan Pacific	9,723,000	6,001,851

Total Indonesia		20,104,727

JAPAN: 3.46%

Japan Real Estate Investment Corp. REIT	1,430	8,722,061
Japan Retail Fund Investment Corp. REIT	1,941	11,431,202
Nippon Building Fund, Inc. REIT	1,284	8,077,759

Total Japan		28,231,022

SINGAPORE: 11.32%

CapitaMall Trust REIT	12,211,000	9,774,920
Fraser & Neave, Ltd.	3,008,820	20,071,366
Singapore Exchange, Ltd.	11,784,000	11,278,714
Singapore Post Ltd.	47,590,000	19,047,926
Singapore Press Holdings, Ltd.	1,399,000	15,824,690
Singapore Telecommunications, Ltd.	15,769,000	16,373,445

Total Singapore		92,371,061

MATTHEWS ASIAN GROWTH AND INCOME FUND
                                                                                                NOVEMBER 30, 2003

	SHARES	VALUE

SOUTH KOREA: 11.82%

Daehan City Gas Co., Ltd.	280,300	$3,451,138
Hyundai Motor Co., Ltd., Pfd.	721,890	12,971,860
Hyundai Motor Co., Ltd., 2nd Pfd.	311,340	5,620,463
Korea Electric Power Corp.	180,500	3,806,560
Korea Electric Power Corp. ADR	529,550	6,026,279
Korea Gas Corp.	435,290	9,741,110
Korean Reinsurance Co.	212,300	6,693,707
LG Household & Health Care, Ltd., Pfd.	177,830	2,566,740
Samchully Co., Ltd.	66,410	2,762,364
Samsung Electronics Co., Ltd., Pfd.	46,940	9,567,239
Samsung Fire & Marine Insurance Co., Ltd.	178,490	9,859,603
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	142,820	3,487,182
Shinhan Financial Group Co., Ltd.	994,230	14,474,460
Sindo Ricoh Co., Ltd.	102,490	5,473,864

Total South Korea		96,502,569

TAIWAN: 2.13%

Chunghwa Telecom Co., Ltd.	648,000	958,243
Chunghwa Telecom Co., Ltd. ADR	1,118,200	16,426,358

Total Taiwan		17,384,601

THAILAND: 5.10%

Advanced Info Service Public Co., Ltd.	5,918,000	$9,634,818
Bangkok Bank Public Co., Ltd. **	3,386,300	7,463,857
Charoen Pokphand Foods Public Co., Ltd.	33,805,000	3,877,945
Charoen Pokphand Foods Public Co., Ltd., Foreign	9,260,000	1,062,262
Charoen Pokphand Foods Public Co., Ltd., Warrants **	638,000	69,033
PTT Public Co., Ltd.	990,000	2,653,225
PTT Public Co., Ltd., Foreign	5,199,000	13,933,454
Thai Reinsurance Public Co., Ltd.	25,672,800	2,945,058

Total Thailand		41,639,652

UNITED KINGDOM: 2.86%

HSBC Holdings PLC	329,600	5,050,326
HSBC Holdings PLC ADR	241,000	18,332,870

Total United Kingdom		23,383,196

TOTAL EQUITIES (Cost $481,878,601)		$577,515,604

See footnotes on page 15

MATTHEWS ASIAN GROWTH AND INCOME FUND
                                                                                                NOVEMBER 30, 2003

INTERNATIONAL DOLLAR BONDS: 25.93%*

	FACE AMOUNT	VALUE

CHINA/HONG KONG: 10.95%

China Mobile Hong Kong, Ltd., Cnv. 2.250%, 11/03/05	$42,650,000	$42,650,000
Hang Lung Properties., Ltd., Cnv. 5.500%, 12/29/49	11,550,000	11,492,250
New World Capital Finance, Ltd., Cnv. 3.000%, 06/09/04	4,890,000	5,984,138
PCCW Capital II, Ltd., Cnv. 1.000%, 01/29/07	23,050,000	25,326,187
Tingyi (C.I.) Holding Corp., Cnv. 3.500%, 06/04/05	3,500,000	3,893,750

Total China/Hong Kong		89,346,325

SINGAPORE: 1.86%

Finlayson Global Corp., Cnv. 0.000%, 02/19/04	11,150,000	15,080,375
Finlayson Global Corp., Cnv. *** 0.000%, 02/19/04	100,000	135,250

Total Singapore		15,215,625

SOUTH KOREA: 6.16%

Korea Deposit Insurance Corp., Cnv. 2.250%, 10/11/05	14,820,000	18,395,325

Korea Telecom Corp., Cnv. 0.250%, 01/04/07	30,825,000	31,518,563

Korea Telecom Corp., Cnv.*** 0.250%, 01/04/07	375,000	383,437

Total South Korea		50,297,325

TAIWAN: 6.13%

Cathay Financial Holding Co., Cnv. 0.000%, 05/20/07	19,600,000	$21,756,000
Fubon Financial Holding Co., Ltd., Cnv. 0.000%, 07/10/04	17,000,000	18,338,750
Sinopac Holdings Co., Cnv. 0.000%, 07/12/07	8,000,000	9,980,000

Total Taiwan		50,074,750

THAILAND: 0.83%

Bangkok Bank Public Co., Ltd., Cnv. 4.589%, 03/03/04	10,450,000	6,714,125

Total Thailand		6,714,125

TOTAL INTERNATIONAL DOLLAR BONDS (Cost $210,291,832)		211,648,150

MATTHEWS ASIAN GROWTH AND INCOME FUND
                                                                                                 NOVEMBER 30, 2003

VALUE

TOTAL INVESTMENTS: 96.67%* (Cost $692,170,433****)	$789,163,754

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.33%	27,138,682

NET ASSETS: 100.00%	$816,302,436

*                                         As a percentage of net assets as of November 30, 2003

**                                  Non-income producing security.

***                           Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At November 30, 2003, the value of these securities amounted to $518,687 or 0.06% of net assets.

****                    Cost of investments is $692,170,433 and net unrealized appreciation consists of:

Gross unrealized appreciation	$101,206,095
Gross unrealized depreciation	(4,212,774)
Net unrealized appreciation	$96,993,321

ADR                     American Depositary Receipt

Pfd.                           Preferred

Cnv.                       Convertible

REIT                     Real Estate Investment Trust

MATTHEWS KOREA FUND
                                                                                                NOVEMBER 30, 2003

CO-PORTFOLIO MANAGERS	SYMBOL: MAKOX

G. Paul Matthews Mark W. Headley The Matthews Korea Fund is an all-capitalization equity fund with diversified exposure across a wide range of Korean equities.

PORTFOLIO MANAGER COMMENTS

The Matthews Korea Fund was up 3.89% during the three-month period ended November 30, 2003, while its benchmark, the KOSPI Index, returned 2.75% during the same period.

The consumer sector led the Fund’s performance during the quarter, while the telecommunications sector lagged behind.  The consumer sector was riding high as investors anticipated domestic consumer spending to recover. The telecommunications sector, on the other hand, was alienated from the overall market rally due to regulatory issues such as number portability and tariff cuts. The information technology (IT) sector gained momentum on the back of strong demand for Korean IT products abroad.

Political scandals and investigations involving chaebol-group companies made big headlines during the quarter. Prosecutors are investigating political contributions made by major chaebols during the last presidential election. We expect a few more cases to break out as we near the general election next year, which could hurt the South Korean market in the short term. We believe, however, that  the latest political scandals could be a long-term positive event for the South Korean economy, as they could be a catalyst for the government to instill more-stringent rules on political contributions and improve corporate governance.

Exports remained strong during the quarter. The South Korean automobile industry had one of its best quarters ever as it built up stronger brand abroad. IT products such as handsets and memory chips reported strong sales as well on the back of strong global demand.

In the coming months, we believe that the performance of the South Korean market will largely depend on a domestic consumer- spending recovery. Overall household debt has been declining for some time, and consumer spending is expected to recover slowly once credit card debt is restructured. North Korea continues to represent a risk for the South Korean economy as progress toward a resolution has stalled since the six-way country talks ended. Overall, we expect better economic growth and stable earnings growth in the next quarter.

MATTHEWS KOREA FUND                                            NOVEMBER 30, 2003

FUND PERFORMANCE*	Inception: 1/3/95

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2003

	3 MTHS	1 YR	3 YRS	5 YRS	SINCE INCEPTION
Matthews Korea Fund	3.89%	15.64%	30.78%	25.41%	-0.41%
KOSPI Index(1)	2.75%	12.67%	17.48%	13.89%	-6.92%
Lipper Pacific ex-Japan Funds Average(2)	8.32%	29.60%	7.94%	8.89%	-1.01%†

MATTHEWS KOREA FUND AVERAGE ANNUAL RETURNS AS OF:

	1 YR	3 YRS	5 YRS	SINCE INCEPTION
September 30, 2003	17.43%	17.80%	33.89%	-1.49%
December 31, 2003	33.26%	35.11%	19.33%	-0.04%

*Assumes reinvestment of all dividends. Past performance is not indicative of future results.

† From 12/31/94

OPERATING EXPENSES(3)

For quarter ended 11/30/03**	1.59%
For Fiscal Year 2003 (ended 8/31/03)***	1.72%

PORTFOLIO TURNOVER(4)

For quarter ended 11/30/03, annualized**	14.11%
For Fiscal Year 2003 (ended 8/31/03)***	29.90%

**Unaudited

***Audited

COUNTRY ALLOCATION

Korea	100%

SECTOR ALLOCATION

Information Technology	22%
Financials	22%
Consumer Staples	15%
Telecommunication Services	11%
Consumer Discretionary	11%
Industrials	9%
Health Care	4%
Business Services	4%
Utilities	1%

MARKET CAP EXPOSURE

Large cap (over $5 billion)	36%
Mid cap ($1-$5 billion)	29%
Small cap (under $1 billion)	35%

Note: Less than 1% of Fund assets were held in cash on November 30, 2003.

NAV	ASSETS	REDEMPTION FEE	12b-1 FEES
$4.54	$220.5 million	2.00% within 90 days	None

All data is as of November 30, 2003, unless otherwise noted.

(1)     The South Korea Stock Price Index is a capitalization-weighted index of all common stocks and preferred shares listed on the Korea Stock Exchange.

(2)As of 11/30/03, the Lipper Pacific ex-Japan Funds Average consisted of 59 funds for the three-month and one-year periods, 52 funds for the three-year period, 42 funds for the five-year period, and 20 funds since 12/31/94. Lipper, Inc. fund performance does not reflect sales charges and is based on total return, including reinvestment of dividends and capital gains for the stated periods.

(3)     Includes management fee, shareholder services fees and other expenses. Matthews Asian Funds do not charge 12b-1 fees.

(4)     The lesser of fiscal year-to-date purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

MATTHEWS KOREA FUND                                             NOVEMBER 30, 2003

SCHEDULE OF INVESTMENTS (Unaudited)

EQUITIES: SOUTH KOREA: 99.15%*

	SHARES	VALUE

BUSINESS SERVICES: 4.01%

Media: 4.01%
Cheil Communications, Inc.	24,740	$3,385,658
CJ Entertainment, Inc.	353,357	5,467,693

Total Business Services		8,853,351

CONSUMER DISCRETIONARY: 11.23%

Automobiles: 5.18%
Hyundai Motor Co., Ltd.	176,361	6,690,289
Hyundai Motor Co., Ltd., Pfd.	263,720	4,738,864
		11,429,153

Department Stores: 0.88%
Taegu Department Store Co., Ltd.	269,300	1,949,095

Internet & Catalog Retail: 3.18%
Internet Auction Co., Ltd. **	84,197	4,847,080
LG Home Shopping, Inc.	46,483	2,161,640
		7,008,720

Retail: 1.99%
Hyundai Department Store Co., Ltd.	150,610	4,385,300

Total Consumer Discretionary		24,772,268

CONSUMER STAPLES: 14.84%

Beverages: 3.40%
Hite Brewery Co., Ltd.	106,651	7,497,200

Consumer Products: 4.79%
Amorepacific Corp.	50,000	7,029,658
Handsome Co., Ltd.	385,029	3,523,413
		10,553,071

Food Products: 6.65%
Nong Shim Co., Ltd.	44,000	8,199,326
ORION Corp.	54,640	3,863,733
Pulmuone Co., Ltd.	53,000	2,610,208
		14,673,267

Total Consumer Staples		32,723,538

FINANCIALS: 21.72%

Banks: 15.54%
Hana Bank	706,264	$13,043,601
Kookmin Bank	318,822	11,272,356
Kookmin Bank ADR	75,139	2,667,435
Shinhan Financial Group Co., Ltd.	500,062	7,280,134
		34,263,526

Diversified Financials: 2.36%
Samsung Securities Co., Ltd.	241,885	5,211,781

Insurance: 3.82%
Samsung Fire & Marine Insurance Co., Ltd.	109,303	6,037,785
Samsung Fire & Marine Insurance Co., Ltd., Pfd.	98,000	2,392,829
		8,430,614

Total Financials		47,905,921

HEALTH CARE: 4.39%

Pharmaceuticals: 4.39%
Hanmi Pharm Co., Ltd.	195,000	4,899,131
Yuhan Corp.	92,767	4,784,788

Total Health Care		9,683,919

INDUSTRIALS: 8.47%

Commercial Services: 2.43%
S1 Corp.	273,615	5,360,537

Construction: 2.35%
Tae Young Corp.	146,930	5,182,673

Electrical Products: 2.75%
Korea Electric Terminal Co., Ltd.	137,720	2,726,788
Kumho Electric Inc.	105,500	3,335,136
		6,061,924

Manufacturing Industries: 0.94%
Power Logics Co., Ltd. **	76,500	2,081,070

Total Industrials		18,686,204

MATTHEWS KOREA FUND                                            NOVEMBER 30, 2003

	SHARES	VALUE

INFORMATION TECHNOLOGY: 22.38%

Electrical & Electronic Equipment: 3.47%
Daeduck Electronics Co., Ltd.	446,233	$4,547,527
Daeduck GDS Co., Ltd.	335,050	3,093,927
		7,641,454

Internet Software & Services: 4.12%
NCsoft Corp. **	91,086	4,940,566
NHN Corp.	36,576	4,156,467
		9,097,033

Office Electronics: 2.17%
Sindo Ricoh Co., Ltd.	89,596	4,785,211

Semiconductor Equipment & Products: 12.62%
Samsung Electronics Co., Ltd.	59,191	22,897,396
Samsung Electronics Co., Ltd., Pfd.	24,170	4,926,293
		27,823,689

Total Information Technology		49,347,387

TELECOMMUNICATION SERVICES: 10.78%

Diversified Telecommunication Services: 3.89%
KT Corp.	66,420	2,563,860
KT Corp. ADR	311,500	5,996,375
		8,560,235

Wireless Telecommunication
Services: 6.89%
KT Freetel **	183,801	3,103,998
SK Telecom Co., Ltd.	54,595	8,811,139
SK Telecom Co., Ltd. ADR	184,300	3,289,752
		15,204,889

Total Telecommunication Services		23,765,124

UTILITIES: 1.33%

Korea Electric Power (KEPCO) Corp.	138,610	2,923,143

TOTAL EQUITIES: SOUTH KOREA (Cost $165,582,181)		$218,660,855

INTERNATIONAL DOLLAR BONDS:
SOUTH KOREA: 0.71%*

	FACE AMOUNT	VALUE

FINANCIALS: 0.11%

Insurance: 0.11%
Korea Deposit Insurance Cnv. 2.250%, 10/11/05	$200,000	$248,250

TELECOMMUNICATION SERVICES: 0.60%

Korea Telecom Corp. Cnv. 0.250%, 01/04/07	925,000	945,812
Korea Telecom Corp. Cnv. 0.250%, 01/04/07 ***	375,000	383,438

Total Telecommunication Services		1,329,250

TOTAL INTERNATIONAL DOLLAR BONDS: SOUTH KOREA (Cost $1,615,071)		1,577,500

TOTAL INVESTMENTS: 99.86% (Cost $167,197,252****)		220,238,355

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.14%		299,808

NET ASSETS: 100.00%		$220,538,162

*                                         As a percentage of net assets as of November 30, 2003

**                                  Non-income producing security.

***                           Securities exempt from registration under rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified, institutional buyers. At November 30, 2003, the value of these securities amounted to $383,438 or 0.17% of net assets.

****                    Cost of investments is $167,197,252 and net unrealized appreciation consists of:

Gross unrealized appreciation	$61,690,018
Gross unrealized depreciation	(8,648,915)
Net unrealized appreciation	$53,041,103

ADR                     American Depositary Receipt

Cnv.                       Convertible

Pfd.                           Preferred

MATTHEWS CHINA FUND                                               NOVEMBER 30, 2003

CO-PORTFOLIO MANAGERS	SYMBOL: MCHFX

G. Paul Matthews Mark W. Headley Richard H. Gao The Matthews China Fund is an all-capitalization equity fund that invests in a diversified portfolio of Chinese securities.

PORTFOLIO MANAGER COMMENTS

During the three months ended November 30, 2003, the Matthews China Fund gained 16.03%, compared with a gain of 17.26% for the benchmark MSCI China Free Index. China’s strong economic growth, improving corporate earnings, growing signs of a recovery in Hong Kong, and enormous liquidity in the market were some of the major factors behind the market’s strong performance.

China’s economy continued to grow strongly during the period, driven by exports, investment and rising domestic demand. The strong growth has led to concerns that China’s economy is overheating, as demonstrated by the short supply of raw materials including coal, steel, aluminum and cotton. We believe that while overheating may exist in certain sectors, the overall economy remains healthy and the government is doing the right thing in strengthening its economic reform program. During the quarter, we were particularly encouraged by China’s privatization process, as more state-owned companies were listed on the Hong Kong Stock Exchange and provided investors with more investment opportunities.

The Matthews China Fund portfolio remains fully invested and well diversified. Stocks in the industrials, consumer discretionary and consumer staples sectors contributed most to the Fund’s performance during the period. We made frequent visits both to companies in our portfolio and to new ones. In selecting stocks, our goal is to invest in companies that are industry leaders and are growing at above-average rates but selling at below-average valuations.

During the quarter we added a new position in an IPO in the insurance sector as well as a telecom company that is the leader in wireless solutions. B shares generally lagged behind the surging H shares and Red Chips listed in Hong Kong, and we took advantage of values we perceived in selected B-share companies, adding one new B-share company and increasing the Fund’s B-share holdings from 3% to 5%.

MATTHEWS CHINA FUND                                               NOVEMBER 30, 2003

FUND PERFORMANCE*	Inception: 2/19/98

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2003

	3 MTHS	1 YR	3 YRS	5 YRS	SINCE INCEPTION
Matthews China Fund	16.03%	53.40%	22.49%	17.67%	7.27%
MSCI China Free Index(1)	17.26%	56.13%	1.92%	-5.38%	-12.19%
Lipper China Region Funds Average(2)	11.39%	47.12%	7.37%	10.79%	4.24%†

MATTHEWS CHINA FUND AVERAGE ANNUAL RETURNS AS OF:

	1 YR	3 YRS	5 YRS	SINCE INCEPTION
September 30, 2003	42.60%	13.22%	17.93%	5.15%
December 31, 2003	65.00%	22.65%	20.43%	8.23%

*Assumes reinvestment of all dividends. Past performance is not indicative of future results.

† From 2/28/98

OPERATING EXPENSES(3)

For quarter ended 11/30/03**	1.60%
For Fiscal Year 2003 (ended 8/31/03)***	1.79%

PORTFOLIO TURNOVER(4)

For quarter ended 11/30/03, annualized**	0.00%
For Fiscal Year 2003 (ended 8/31/03)***	19.34%

**Unaudited

***Audited

CHINA EXPOSURE(5)

Hong Kong		30%
China		67%
H Shares	33%
Red Chips	29%
B Shares	5%
Cash		3%

SECTOR ALLOCATION

Consumer Discretionary	28%
Industrials	26%
Energy	10%
Financials	10%
Utilities	8%
Telecommunications Services	7%
Information Technology	6%
Health Care	2%
Cash	3%

MARKET CAP EXPOSURE

Large cap (over $5 billion)	25%
Mid cap ($1-$5 billion)	46%
Small cap (under $1 billion)	26%
Cash	3%

NAV	ASSETS	REDEMPTION FEE	12b-1 FEES
$13.39	$225.5 million	2.00% within 90 days	None

All data is as of November 30, 2003, unless otherwise noted.

(1)     The MSCI China Free Index is an unmanaged capitalization-weighted index of Chinese equities that includes Red Chips and H shares listed on the Hong Kong exchange, and B shares listed on the Shanghai and Shenzhen exchanges.

(2)     As of 11/30/03, the Lipper China Region Funds Average consisted of 22 funds for the three-month, one-year and three-year periods, 20 funds for the five-year period, and 16 funds since 2/28/98. Lipper, Inc. fund performance does not reflect sales charges and is based on total return, including reinvestment of dividends and capital gains for the stated periods.

(3)     Includes management fee, shareholder services fees and other expenses. Matthews Asian Funds do not charge 12b-1 fees.

(4)     The lesser of fiscal year-to-date purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

(5)     H shares are Mainland Chinese companies listed on the Hong Kong stock exchange; companies are incorporated in mainland China and approved by the China Securities Regulatory Commission for a listing in Hong Kong. Red Chips are Mainland Chinese companies listed on the Hong Kong stock exchange; companies are incorporated in Hong Kong. B Shares are Mainland Chinese stocks listed on the Shanghai and Shenzhen stock exchanges, available to Chinese and foreign investors.

MATTHEWS CHINA FUND                                               NOVEMBER 30, 2003

SCHEDULE OF INVESTMENTS (Unaudited)

EQUITIES: CHINA/HONG KONG: 96.88%*

	SHARES	VALUE
CONSUMER DISCRETIONARY: 28.18%

Apparel & Textiles: 0.74%
Weiqiao Textile Co., Ltd H Shares **	1,419,000	$1,653,546

Automobiles & Components: 4.16%
Denway Motors, Ltd.	9,520,600	9,378,017

Consumer Durable & Apparel: 5.61%
Lerado Group Holding Co., Ltd.	21,921,000	4,290,315
TCL International Holdings, Ltd.	14,788,000	5,188,732
Texwinca Holdings, Ltd.	4,338,000	3,183,829
		12,662,875

Distributors: 2.66%
Li & Fung, Ltd.	3,502,000	5,997,263

Hotels, Restaurants & Leisure: 6.53%
Café De Coral Holdings, Ltd.	3,836,100	3,334,103
Shangri-La Asia, Ltd.	4,886,600	4,372,974
Tsingtao Brewery Co., Ltd. H Shares	6,265,000	7,018,198
		14,725,274

Media: 4.40%
Clear Media, Ltd. **	6,109,000	4,208,324
Television Broadcasts, Ltd.	1,140,000	5,724,726
		9,933,051

Retail: 3.12%
Giordano International, Ltd.	9,118,000	4,050,456
Moulin International Holdings, Ltd.	3,806,000	2,989,399
		7,039,855

Travel & Recreation: 0.96%
China Travel International
Investment Hong Kong, Ltd.	11,382,000	2,169,030

Total Consumer Discretionary		63,558,912

ENERGY: 10.62%

Oil & Gas: 10.62%
China Oilfield Services, Ltd. H Shares	11,972,000	$3,545,519
CNOOC, Ltd.	3,310,000	6,819,197
Hong Kong and China Gas Co., Ltd.	2,960,400	4,440,804
PetroChina Co., Ltd. H Shares	11,862,000	4,391,178
Sinopec Zhenhai Refining & Chemical Co., Ltd.	7,772,000	4,753,480

Total Energy		23,950,178

FINANCIALS: 9.68%

Banks: 2.39%
BOC Hong Kong Holdings, Ltd.	2,891,000	5,378,996

Diversified Financials: 2.88%
Swire Pacific, Ltd. A Shares	1,095,500	6,488,667

Insurance: 2.55%
China Insurance International Holdings Co., Ltd.	5,034,000	2,835,806
PICC Property and Casualty Co., Ltd. H Shares **	8,488,000	2,923,576
		5,759,382

Real Estate: 1.86%
China Vanke Co., Ltd. B Shares	6,796,408	4,200,548

Total Financials		21,827,593

HEALTH CARE: 1.88%

Pharmaceuticals: 1.88%
China Pharmaceutical Group, Ltd.	13,068,000	4,248,697

Total Health Care		4,248,697

MATTHEWS CHINA FUND                                            NOVEMBER 30, 2003

	SHARES	VALUE

INDUSTRIALS: 26.02%

Airlines: 3.94%
Beijing Capital International Airport Co., Ltd. H Shares	15,528,000	$5,498,364
China Southern Airlines Co., Ltd. H Shares **	8,810,000	3,374,801
		8,873,165

Industrial Conglomerates: 13.42%
Beijing Enterprises Holdings, Ltd.	1,016,000	1,197,016
BYD Co., Ltd. H Shares	2,428,000	6,862,281
Cheung Kong Infrastructure Holdings, Ltd.	3,184,500	7,196,207
China Merchants Holdings International Co., Ltd.	5,738,000	7,314,439
Cosco Pacific Ltd.	2,826,000	3,729,764
Shanghai Industrial Holdings, Ltd.	1,732,000	3,958,508
		30,258,215

Machinery: 1.55%
Shanghai Zhenhua Port Machinery Co., Ltd. B Shares	2,762,699	3,503,102

Transportation: 7.11%
GZI Transport, Ltd.	10,836,000	3,278,854
Sinotrans, Ltd. H Shares **	11,206,000	5,122,291
Zhejiang Expressway Co., Ltd. H Shares	12,430,000	7,642,400
		16,043,545

Total Industrials		58,678,027

INFORMATION TECHNOLOGY: 5.69%

Computer Software: 2.60%
Travelsky Technology, Ltd. H Shares	5,423,000	5,865,488

Computers & Peripherals: 3.09%
Legend Group, Ltd.	16,136,000	6,960,268

Total Information Technology		12,825,756

TELECOMMUNICATION SERVICES: 6.61%

Communication Equipment: 1.24%
Comba Telecom Systems
Holdings, Ltd.**	5,894,000	$2,789,027

Wireless Telecommunication Services: 5.37%
China Mobile HK, Ltd.	2,398,583	6,949,004
China Mobile HK, Ltd. ADR	21,500	314,115
China Unicom, Ltd.	4,824,000	4,689,640
China Unicom, Ltd. ADR	16,200	155,358
		12,108,117

Total Telecommunication Services		14,897,144

UTILITIES: 8.20%

Beijing Datang Power Generation, Co., Ltd. H Shares	9,486,000	5,923,933
Guangdong Electric Power Development Co., Ltd. B Shares	3,975,901	2,948,786
Huadian Power International Co., Ltd. H Shares	8,034,000	2,767,202
Huaneng Power International, Inc. ADR	39,400	2,289,140
Huaneng Power International, Inc. H Shares	3,100,000	4,570,385

Total Utilities		18,499,446

TOTAL INVESTMENTS: 96.88% (Cost $178,931,460***)		218,485,753

CASH AND OTHER ASSETS, LESS LIABILITIES: 3.12%		7,036,544

NET ASSETS: 100.00%		$225,522,297

*                                         As a percentage of net assets as of November 30, 2003

**                                  Non-income producing security.

***                           Cost of investments is $178,931,460 and net unrealized appreciation consists of:

Gross unrealized appreciation	$40,417,026
Gross unrealized depreciation	(862,733)
Net unrealized appreciation	$39,554,293

ADR                     American Depositary Receipt

MATTHEWS JAPAN FUND                                               NOVEMBER 30, 2003

PORTFOLIO MANAGER	SYMBOL: MJFOX

Mark W. Headley The Matthews Japan Fund is an all-capitalization core equity fund with diversified exposure across a wide range of corporate Japan.

PORTFOLIO MANAGER COMMENTS

The Matthews Japan Fund gained 14.60% in the three months ended November 30, 2003, strongly outperforming the MSCI Developed Market Japan Index, which gained 7.40%.

The primary performance driver for the Fund during this period was a strong recovery in the banks and brokerage companies held by the Fund. A range of consumer and technology holdings also performed well. One common thread we found across various sectors was that the lower a company’s exposure to exports, the stronger its performance. The strengthening yen dampened market enthusiasm for Japan’s well-known export-related companies. At the same time, growing evidence of economic recovery bolstered the outlook of companies that focused on domestic markets.

We continue to be in an environment in which the long-term recovery of the Japanese economy and market is driven by stronger corporate management and modest improvements in government policies. Sentiment for both the corporate sector and consumers is showing sustained improvement—a vital component to a sustainable growth environment. However, no one is more suspicious of Japan’s potential than the Japanese people themselves, who, as investors, remain generally uninvested in their own market. This situation is a double-edged sword: It could point to a huge source of future buying, but it also highlights the risk of any major setbacks being amplified in the market due to selling by foreigners.

The Fund continues to have significant exposure to the financial sector. Very real risks remain within Japan’s banks, but they are highly leveraged to the improving economic environment, and, in our opinion, the long-term potential continues to justify the risks. Concerns over the recent yen strength are real, with the earnings power of some exporters at risk. The Fund continues to have a bias toward domestic exposure, but select exporters look quite attractive at current levels.

MATTHEWS JAPAN FUND                                               NOVEMBER 30, 2003

FUND PERFORMANCE*	Inception: 12/31/98

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2003

	3 MTHS	1 YR	3 YRS	5 YRS	SINCE INCEPTION
Matthews Japan Fund	14.60%	45.62%	-5.31%	N/A	7.67%
MSCI Developed Market Japan Index(1)	7.40%	24.04%	-8.76%	N/A	-1.21%
TOPIX Index(2)	6.54%	26.61%	-8.67%	N/A	0.12%
Lipper Japanese Funds Average(3)	6.45%	23.42%	-11.76%	N/A	-0.07%

MATTHEWS JAPAN FUND AVERAGE ANNUAL RETURNS AS OF:

	1 YR	3 YRS	5 YRS	SINCE INCEPTION
September 30, 2003	33.26%	-10.47%	N/A	7.69%
December 31, 2003	59.54%	-0.70%	8.76%	8.76%

*Assumes reinvestment of all dividends. Past performance is not indicative of future results.

OPERATING EXPENSES(3)

For quarter ended 11/30/03**	1.61%
For Fiscal Year 2003 (ended 8/31/03)***	2.00%

PORTFOLIO TURNOVER(4)

For quarter ended 11/30/03, annualized**	67.85%
For Fiscal Year 2003 (ended 8/31/03)***	77.30%

**Unaudited

***Audited

COUNTRY ALLOCATION

Japan	99%
Cash	1%

SECTOR ALLOCATION

Consumer Discretionary	28%
Financials	24%
Manufacturing	16%
Information Technology	13%
Consumer Staples	8%
Telecommunications Services	8%
Industrials	2%
Cash	1%

MARKET CAP EXPOSURE

Large cap (over $5 billion)	40%
Mid cap ($1-$5 billion)	26%
Small cap (under $1 billion)	33%
Cash	1%

NAV	ASSETS	REDEMPTION FEE	12b-1 FEES
$12.48	$50.2 million	2.00% within 90 days	None

All data is as of November 30, 2003, unless otherwise noted.

(1)     The MSCI Developed Market Japan Index is an unmanaged capitalization-weighted index of Japanese equities listed in Japan.

(2)     The Tokyo Price Index is a capitalization-weighted index of all companies listed on the First Section of the Tokyo Stock Exchange.

(3)     As of 11/30/03, the Lipper Japanese Funds Average consisted of 54 funds for the three-month and one-year periods, 49 funds for the three-year period, and 37 funds since 12/31/98. Lipper, Inc. fund performance does not reflect sales charges and is based on total return, including reinvestment of dividends and capital gains for the stated periods.

(4)     Includes management fee, shareholder services fees and other expenses. Matthews Asian Funds do not charge 12b-1 fees.

(5)     The lesser of fiscal year-to-date purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

MATTHEWS JAPAN FUND                                               NOVEMBER 30, 2003

SCHEDULE OF INVESTMENTS (Unaudited)

EQUITIES: 99.09%*

	SHARES	VALUE

CCONSUMER DISCRETIONARY: 27.83%

Apparel & Textiles: 2.71%
Shiseido Co., Ltd.	121,000	$1,357,825

Automobiles: 6.99%
Gulliver International Co., Ltd.	30,200	1,875,092
Honda Motor Co., Ltd. ADR	80,800	1,634,584
		3,509,676

Bicycle Manufacturing: 3.47%
Shimano, Inc.	89,500	1,740,641

Commercial Services: 0.80%
Heian Ceremony Service Co., Ltd.	71,000	401,936

Cosmetics: 1.61%
Dr. Ci:Labo Co., Ltd.	202	806,008

Household Durables: 5.73%
Nintendo Co., Ltd.	21,215	1,832,487
Makita Corp.	114,000	1,045,070
		2,877,557

Media: 3.12%
Fuji Television Network, Inc.	317	1,565,897

Retail: 3.40%
Belluna Co., Ltd.	24	802
Belluna Co., Ltd. Warrants **	622	0
Kyoto Kimono Yuzen Co., Ltd.	226	437,473
Paris Miki, Inc.	79,000	1,266,655
		1,704,930

Total Consumer Discretionary		13,964,470

CONSUMER STAPLES: 7.98%

Beverages: 3.22%
ITO EN, Ltd.	42,200	1,610,628

Food: 4.76%
Nissin Healthcare Food Service Co., Ltd.	106,900	2,391,390

Total Consumer Staples		4,002,018

FINANCIALS: 24.07%

Banks: 11.59%
Mizuho Financial Group, Inc. **	924	$2,412,930
The Joyo Bank, Ltd.	427,000	1,317,805
The Sumitomo Trust and Banking Co., Ltd.	389,000	2,084,944
		5,815,679

Diversified Financials: 5.85%
Monex, Inc. **	3,281	1,363,089
Nomura Holdings, Inc.	99,000	1,572,864
		2,935,953

Insurance: 3.11%
Taiyo Life Insurance Co. **	1,069	1,561,724

Real Estate: 3.52%
Japan Retail Fund Investment Corp. REIT	300	1,766,801

Total Financials		12,080,157

INDUSTRIALS: 2.26%

Commercial Services and Supplies: 2.26%
Yushin Precision Equipment Co., Ltd.	46,450	1,132,410

INFORMATION TECHNOLOGY: 12.97%

Electronic Equipment & Instruments: 7.68%
Disco Corp.	22,700	1,185,574
Niws Co., Ltd.	571	1,230,424
Secom Co., Ltd.	39,500	1,435,446
		3,851,444

Semiconductor Equipment: 2.74%
Macnica, Inc.	53,100	1,379,378

Software: 2.55%
Access Co., Ltd. **	25	1,278,306

Total Information Technology		6,509,128

MATTHEWS JAPAN FUND                                              NOVEMBER 30, 2003

	SHARES	VALUE

MANUFACTURING: 16.02%

Agricultural: 3.71%
Hokuto Corp.	134,380	$1,862,572

Electronics: 7.22%
Matsushita Electric Industrial Co., Ltd	162,000	2,087,126
Murata Manufacturing Co., Ltd.	27,100	1,531,675
		3,618,801

Equipment & Products: 2.99%
Nakanishi, Inc.	31,000	1,500,183

Printing: 2.10%
Toppan Forms Co., Ltd.	99,600	1,053,112

Total Manufacturing		8,034,668

TELECOMMUNICATION SERVICES: 7.96%

Diversified Telecommunication Services: 7.96%
NTT DoCoMo, Inc.	904	1,947,992
Nippon Telegraph & Telephone Corp. ADR	85,325	2,052,063

Total Telecommunication Services		4,000,055

TOTAL INVESTMENTS: 99.09% (Cost $45,604,577***)		$49,722,906

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.91%		456,595

NET ASSETS: 100.00%		$50,179,501

*                                         As a percentage of net assets as of November 30, 2003

**                                  Non-income producing security.

***                           Cost of investments is $45,604,577 and net unrealized appreciation consists of:

Gross unrealized appreciation	$5,135,900
Gross unrealized depreciation	(1,017,571)
Net unrealized appreciation	$4,118,329

ADR                     American Depositary Receipt

REIT                     Real Estate Investment Trust

MATTHEWS ASIAN TECHNOLOGY FUND                  NOVEMBER 30, 2003

CO-PORTFOLIO MANAGERS	SYMBOL: MATFX

G. Paul Matthews

Mark W. Headley

The Matthews Asian Technology Fund invests in companies located in Asia that derive a substantial portion of their revenue from technology-related industries and services.

PORTFOLIO MANAGER COMMENTS

The Matthews Asian Technology Fund gained 4.88% during the three-month period ended November 30, 2003, while its benchmark, the MSCI/Matthews Asian Technology Index, gained 1.21% over the same period. Japan led the Fund’s performance, while Korea was the laggard. Korean technology companies reflected the country’s lackluster domestic economy, which prompted investors to look elsewhere. Taiwanese technology companies mostly remained flat. Indian IT companies, on the other hand, performed strongly as more companies in developed countries use Indian firms to cut costs.

After years of falling sales and declining profits, Japanese technology companies made a strong comeback on the back of strong demand for high-end components and sophisticated raw materials. Japanese companies produce most of the key components in digital cameras (e.g., image sensors) and handsets (e.g., polyphonic ringer chips) and are the sole producer of some components (e.g. white LED semiconductors).

While Korea and Taiwan have caught up to Japan in low- to mid-level manufacturing technology, Japan still leads in high-end manufacturing and designing advanced processors and chipsets.

Demand for digital products such as digital cameras, flat panel monitors and handsets remained very strong. Key component makers, especially LCD-panel and handset component makers, are enjoying record sales and increasing capital spending for next year. We expect the fundamental shift in the consumer electronics industry—consumers moving from analog products to new digital products—to continue until the majority of home appliances and gadgets are fully digitized.

MATTHEWS ASIAN TECHNOLOGY FUND                    NOVEMBER 30, 2003

FUND PERFORMANCE*	Inception: 12/27/99

AVERAGE ANNUAL RETURNS AS OF NOVEMBER 30, 2003

	3 MTHS	1 YR	3 YRS	SINCE INCEPTION
Matthews Asian Technology Fund	4.88%	38.77%	-0.75%	-17.21%
MSCI/Matthews Asian Technology Index(1)	1.21%	22.29%	-9.70%	-22.10%
Lipper Science and Technology Funds Average(2)	9.32%	33.71%	-18.42%	-21.94%†

MATTHEWS ASIAN TECHNOLOGY FUND AVERAGE ANNUAL RETURNS AS OF:

	1 YR	3 YRS	SINCE INCEPTION
September 30, 2003	60.87%	-10.24%	-18.25%
December 31, 2003	64.95%	5.41%	-15.45%

* Assumes reinvestment of all dividends. Past performance is not indicative of future results.

† From 12/31/99

OPERATING EXPENSES(3)

For quarter ended 11/30/03**	2.00%
For Fiscal Year 2003 (ended 8/31/03)***	2.00%

PORTFOLIO TURNOVER(4)

For quarter ended 11/30/03, annualized**	17.59%
For Fiscal Year 2003 (ended 8/31/03)***	72.03%

**Unaudited

***Audited

COUNTRY ALLOCATION

Japan	30%
South Korea	24%
China/Hong Kong	17%
Taiwan	13%
Thailand	5%
Singapore	4%
India	4%
Indonesia	2%

SECTOR ALLOCATION

Information Technology	55%
Telecommunication Services	24%
Manufacturing	12%
Consumer Discretionary	7%
Industrials	2%

MARKET CAP EXPOSURE

Large cap (over $5 billion)	39%
Mid cap ($1-$5 billion)	25%
Small cap (under $1 billion)	36%

Note: Less than 1% of Fund assets were held in cash on November 30, 2003.

NAV	ASSETS	REDEMPTION FEE	12b-1 FEES
$4.51	$28.3 million	2.00% within 90 days	None

All data is as of November 30, 2003, unless otherwise noted.

(1)     The MSCI/Matthews Asian Technology Index is an unmanaged capitalization-weighted index of Asian equities tracking a broad range of technology stocks including semiconductor equipment and products, communications equipment, computers and peripherals, electronic equipment and instruments, office electronics, software, IT consulting and services, Internet software and services, diversified telecommunications services, and wireless telecommunications services.

(2)     As of 11/30/03, the Lipper Science and Technology Funds Average consisted of 331 funds for the three-month period, 326 funds for the one-year period, 262 funds for the three-year period, and 142 funds since 12/31/99. Lipper, Inc. fund performance does not reflect sales charges and is based on total return, including reinvestment of dividends and capital gains for the stated periods.

(3)     Includes management fee, shareholder services fees and other expenses. Matthews Asian Funds do not charge 12b-1 fees.

(4)     The lesser of fiscal year-to-date purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

MATTHEWS ASIAN TECHNOLOGY FUND                NOVEMBER 30, 2003

SCHEDULE OF INVESTMENTS (Unaudited)

EQUITIES: 99.99%*

	SHARES	VALUE
CHINA/HONG KONG: 17.15%
Asia Satellite Telecommunications Holdings, Ltd.	416,900	$722,004
ASM Pacific Technology, Ltd.	189,000	739,811
China Mobile HK, Ltd. ADR	63,000	920,430
Comba Telecom Systems Holdings, Ltd. **	876,000	414,521
Legend Group, Ltd.	2,007,000	865,720
TCL International Holdings, Ltd.	1,336,000	468,768
TPV Technology, Ltd.	1,350,000	730,076

Total China/Hong Kong		4,861,330

INDIA: 3.93%
Wipro, Ltd. ADR	28,800	1,113,120

INDONESIA: 2.36%
PT Telekomunikasi Indonesia ADR	46,000	667,920

JAPAN: 30.25%
Access Co., Ltd. **	24	1,227,173
Arisawa Manufacturing Co., Ltd.	17,800	672,863
Disco Corp.	15,100	788,642
Macnica, Inc.	30,900	802,689
Matsushita Electric Industrial Co., Ltd.	85,000	1,095,097
Nakanishi Inc.	11,000	532,323
Nintendo Co., Ltd.	12,685	1,095,691
Niws Co., Ltd.	382	823,156
NTT DoCoMo, Inc.	453	976,151
Yushin Precision Equipment Co., Ltd.	22,950	559,501

Total Japan		8,573,286

SINGAPORE: 4.24%
Venture Corp., Ltd.	109,600	$1,201,587

SOUTH KOREA: 23.72%
Daeduck GDS Co., Ltd.	62,820	580,094
Intelligent Digital Integrated Security Co., Ltd.	26,071	254,843
Internet Auction Co., Ltd. **	15,831	911,364
KT Corp.	27,600	531,300
KT Corp. ADR	4,120	159,035
Kumho Electric, Inc.	18,860	596,215
NCsoft Corp. **	18,453	1,000,903
NHN Corp.	3,410	387,510
Samsung Electronics Co., Ltd.	3,118	1,206,164
SK Telecom Co., Ltd.	5,649	911,698
Webzen Inc. **	1,855	183,640

Total South Korea		6,722,766

TAIWAN: 13.40%
Ambit Microsystems Corp.	223,900	576,960
Hon Hai Precision Industry Co., Ltd.	262,968	1,016,450
LITE-ON IT Corp.	130,750	392,441
Quanta Computer, Inc.	298,100	702,695
Sunplus Technology Co., Ltd.	331,450	577,490
Taiwan Semiconductor Manufacturing Co., Ltd. **	285,668	531,184

Total Taiwan		3,797,220

THAILAND: 4.94%
Advanced Info Service Public Co., Ltd.	589,800	960,226
Shin Satellite Public Co., Ltd. **	746,000	442,835

Total Thailand		1,403,061

MATTHEWS ASIAN TECHNOLOGY FUND                  NOVEMBER 30, 2003

VALUE
TOTAL INVESTMENTS: 99.99% (Cost $24,929,296***)	$28,340,290

CASH AND OTHER ASSETS, LESS LIABILITIES: 0.01%	3,413
NET ASSETS: 100.00%	$28,343,703

*                                         As a percentage of net assets as of November 30, 2003

**                                  Non-income producing security.

***                           Cost of investments is $24,929,296 and net unrealized appreciation consists of:

Gross unrealized appreciation	$4,152,658
Gross unrealized depreciation	(741,664)
Net unrealized appreciation	$3,410,994

ADR                     American Depositary Receipt

GDS                        Global Depositary Shares

MATTHEWS ASIA PACIFIC FUND                               NOVEMBER 30, 2003

PORTFOLIO MANAGERS	SYMBOL: MPACX

This Fund is team-managed. The Matthews Asia Pacific Fund is an all-capitalization equity fund focusing on the broad range of equity markets in Asia, including Japan.

PORTFOLIO MANAGER COMMENTS

The Matthews Asia Pacific Fund was launched on October 31, 2003, into a strong rally in regional equities; however, the period covered by this report includes the month of November, during which the Fund underperformed its benchmark, the MSCI All Country Asia Pacific Free Index. Over the period, the Fund lost 3.30% versus a loss of 2.26% for the index. In the opening days of the month when the Fund was being invested, the markets were generally quite strong, but by the time the Fund was fully invested, a minor correction had begun.

The Matthews Asia Pacific Fund is invested across a wide range of equities in the region; of our primary markets, it is missing only exposure to India— thanks to the hurdles of gaining a foreign license for this market. The Fund follows our basic investment approach of an all-capitalization, growth-at-a-reasonable- price style. Target companies vary from global industry leaders to relatively small players in local economies. While the Fund’s investment process is not driven by a thematic approach, the overriding theme in Asia remains the regional integration of Asian economic activity. We believe that this trend, which has been building for many years, will make Asia highly competitive as compared to North America and Europe and will cause greater competitive pressures within Asian industries. Finding Asian companies that can withstand such pressures and be long-term beneficiaries of this growing regional integration is always on the minds of our investment team.

The Asia Pacific region faces many challenges in the coming year. Elections in Taiwan and Indonesia could be unsettling. North Korea remains a serious uncertainty. China must manage its rapid growth and continue to restructure its financial system. Still, we believe that the outlook remains positive with the continued development of intraregional trade, signs of recovery in the global technology sector, and Japan showing improvements in both economic growth and public sentiment.

MATTHEWS ASIA PACIFIC FUND                                 NOVEMBER 30, 2003

FUND PERFORMANCE	Inception: 10/31/03

TOTAL RETURN AS OF NOVEMBER 30, 2003

SINCE INCEPTION
Matthews Asia Pacific Fund	-3.30%
MSCI All Country Asia Pacific Free Index(1)	-2.26%

Past performance is not indicative of future results.

OPERATING EXPENSES(3)

Since inception to 11/30/03**	1.90%

PORTFOLIO TURNOVER(4)

Since inception to 11/30/03, annualized**	0.00%

**Unaudited

COUNTRY ALLOCATION

Japan	32%
China/Hong Kong	24%
South Korea	17%
Singapore	8%
Australia	4%
Thailand	3%
Indonesia	2%
Taiwan	2%
United Kingdom	1%
Cash	7%

SECTOR ALLOCATION

Financials	27%
Consumer Discretionary	21%
Information Technology	14%
Telecommunication Services	14%
Consumer Staples	8%
Industrials	3%
Energy	3%
Manufacturing	2%
Health Care	1%
Utilities	< 1%
Cash	7%

MARKET CAP EXPOSURE

Large cap (over $5 billion)	49%
Mid cap ($1-$5 billion)	35%
Small cap (under $1 billion)	9%
Cash	7%

NAV	ASSETS	REDEMPTION FEE	12b-1 FEES
$9.67	$6.3 million	2.00% within 90 days	None

All data is as of November 30, 2003, unless otherwise noted.

(1)     The MSCI All Country Asia Pacific Free Index is a free float-adjusted market capitalization index measuring the equity market performance in 14 emerging and developed markets of the Asia Pacific region.

(2)     Includes management fee, shareholder services fees and other expenses. Matthews Asian Funds do not charge 12b-1 fees.

(3)     The lesser of fiscal year-to-date purchase costs or sales proceeds divided by the average monthly market value of long-term securities.

MATTHEWS ASIA PACIFIC FUND                                NOVEMBER 30, 2003

SCHEDULE OF INVESTMENTS (Unaudited)

EQUITIES: 92.66%*

	SHARES	VALUE

AUSTRALIA: 4.20%

Australia and New Zealand Banking Group, Ltd.	10,500	$127,795
BHP Billiton, Ltd.	17,025	138,516

Total Australia		266,311

CHINA/HONG KONG: 23.68%

ASM Pacific Technology Ltd.	19,500	76,330
BYD Co., Ltd. H Shares	19,000	53,700
China Mobile HK, Ltd.	22,500	65,185
China Pharmaceutical Group, Ltd.	132,000	42,916
China Telecom Corp., Ltd. H Shares	274,000	88,201
CNOOC, Ltd.	27,500	56,655
Dah Sing Financial Group	19,800	146,595
Denway Motors Ltd.	52,000	51,221
Giordano International Ltd.	324,000	143,929
Hong Kong and China Gas Co., Ltd.	75,000	112,505
Huaneng Power International, Inc. H Shares	6,000	8,846
Legend Group, Ltd.	182,000	78,506
PCCW Ltd. **	172,000	115,164
PICC Property and Casualty Co., Ltd. H Shares **	140,000	48,221
Sa Sa International Holdings, Ltd.	194,000	43,714
Shangri-La Asia, Ltd.	92,000	82,330
Sun Hung Kai Properties, Ltd.	10,000	80,476
Swire Pacific, Ltd. A Shares	28,500	168,806
Tsingtao Brewery Co., Ltd. H Shares	34,000	38,088

Total China/Hong Kong		1,501,388

Indonesia: 1.85%
PT Astra International **	83,000	43,671
PT Ramayana Lestari Sentosa	159,000	73,377

Total Indonesia		117,048

JAPAN: 31.95%

Access Co., Ltd. **	1	$51,132
Fuji Television Network, Inc.	20	98,795
Gulliver International Co., Ltd.	1,700	105,552
Honda Motor Co., Ltd.	4,200	171,804
ITO EN, Ltd.	2,100	80,150
Makita Corp.	5,000	45,836
Matsushita Electric Industrial Co., Ltd.	10,000	128,835
Mizuho Financial Group, Inc.	52	135,793
Nintendo Co., Ltd.	1,300	112,290
Nippon Telegraph & Telephone Corp.	39	186,952
Nissin Healthcare Food Service Co., Ltd.	5,200	116,326
Niws Co., Ltd.	42	90,504
Nomura Holdings, Inc.	6,000	95,325
NTT DoCoMo, Inc.	40	86,194
NTT DoCoMo, Inc. ADR	700	15,316
Secom Co., Ltd.	3,000	109,950
Shimano, Inc.	5,500	106,967
Taiyo Life Insurance Co. **	83	121,256
The Sumitomo Trust and Banking Co., Ltd.	31,000	166,152

Total Japan		2,025,129

SINGAPORE: 7.87%

DBS Group Holdings, Ltd.	16,000	129,937
Fraser and Neave, Ltd.	19,000	126,746
Great Eastern Holdings, Ltd.	10,000	65,548
Hyflux Ltd.	40,700	45,329
Venture Corp., Ltd.	12,000	131,561

Total Singapore		499,121

MATTHEWS ASIA PACIFIC FUND                                  NOVEMBER 30, 2003

	SHARES	VALUE

SOUTH KOREA: 16.66%

Amorepacific Corp.	600	$84,356
Hyundai Motor Co., Ltd.	2,850	108,115
Kookmin Bank ADR	4,640	164,720
NCsoft Corp. **	1,290	69,971
Nong Shim Co., Ltd.	650	121,126
Samsung Electronics Co., Ltd.	400	154,736
Samsung Fire & Marine Insurance Co., Ltd.	1,510	83,411
Shinhan Financial Group, Co., Ltd.	6,720	98,186
SK Telecom Co., Ltd. ADR	9,600	171,360

Total South Korea		1,055,981

TAIWAN: 1.77%

Hon Hai Precision Industry Co., Ltd.	29,000	112,093

THAILAND: 3.36%

Advanced Info Service Public Co., Ltd.	84,400	137,408
Bangkok Bank Public Co., Ltd. **	34,300	75,603

Total Thailand		213,011

UNITED KINGDOM: 1.32%

HSBC Holdings PLC ADR	1,100	83,677

TOTAL INVESTMENTS: 92.66% (Cost $6,034,809***)		$5,873,759

CASH AND OTHER ASSETS, LESS LIABILITIES: 7.34%		465,425

NET ASSETS: 100.00%		$6,339,184

*                                         As a percentage of net assets as of November 30, 2003

**                                  Non-income producing security.

***                           Cost of investments is $6,034,809 and net unrealized depreciation consists of:

Gross unrealized appreciation	$89,380
Gross unrealized depreciation	(250,430)
Net unrealized depreciation	$(161,050)

ADR                     American Depositary Receipt

MATTHEWS ASIAN FUNDS                                      NOVEMBER 30, 2003

BOARD OF TRUSTEES

Richard K. Lyons, Chairman

G. Paul Matthews

Robert K. Connolly

David FitzWilliam-Lay

Norman W. Berryessa

John H. Dracott, Emeritus

OFFICERS

G. Paul Matthews

Mark W. Headley

James E. Walter

Downey H. Blount

INVESTMENT ADVISOR

Matthews International Capital Management, LLC

456 Montgomery Street, Suite 1200

San Francisco, CA 94104

800-789-ASIA [2742]

ACCOUNT SERVICES

PFPC Inc.

760 Moore Road

King of Prussia, PA 19406

800-789-ASIA [2742]

CUSTODIAN

The Bank of New York

One Wall Street

New York, NY 10286

LEGAL COUNSEL

Paul, Hastings, Janofsky & Walker, LLP

55 Second Street

San Francisco, CA 94105

FOR MORE INFORMATION ABOUT MATTHEWS ASIAN FUNDS
800-789-ASIA [2742] www.matthewsfunds.com